Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Opportunistic Trader ETF [Member]
Shareholder Report [Line Items]
Fund Name	OPPORTUNISTIC TRADER ETF
Class Name	OPPORTUNISTIC TRADER ETF
Trading Symbol	WZRD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Opportunistic Trader ETF for the period of June 25, 2025 (inception) to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at opportunistictraderetf.com. You can also contact us at (855) 994-4773.
Additional Information Phone Number	(855) 994-4773
Additional Information Website	opportunistictraderetf.com
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Trader ETF	$2[1]	0.99%[2]

[1] Costs are for the period of June 25, 2025 to June 30, 2025. Costs for a full semi-annual period would be higher.

[2] Annualized.

Expenses Paid, Amount	$ 2	[1]
Expense Ratio, Percent	0.99%	[2]
Expenses Short Period Footnote [Text Block]	Costs are for the period of June 25, 2025 to June 30, 2025. Costs for a full semi-annual period would be higher.
Net Assets	$ 19,296,750
Holdings Count | Holdings	6
Advisory Fees Paid, Amount	$ 1,902
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
Fund Net Assets	$19,296,750
Number of Holdings	6
Total Advisory Fee	$1,902
Portfolio Turnover Rate	0.00%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of June 30, 2025) Sector Breakdown Portfolio Composition
Short Term Investments	67.30%
Common Stocks	1.89%
Options Purchased	0.20%
Options Written	-0.38%

[1]	Costs are for the period of June 25, 2025 to June 30, 2025. Costs for a full semi-annual period would be higher.
[2]	Annualized.